TAXATION - Unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TAXATION
Unrecognized tax benefits	¥ 88,530	$ 12,468	¥ 94,572	$ 13,320	¥ 78,800
Unrecognized tax benefit presented on a net basis against deferred tax asset	0		0
Unrecognized tax benefits if recognized that will impact effective tax rate	¥ 64,997	$ 9,155	¥ 58,813